UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2010


Check here if Amendment []		Amendment Number:
	This Amendment (Check only one):	[] is a restatement.
							[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:				Gyrus Investment Management Inc.
				300-181 University Ave
				Toronto, Ontario M5H 3M7

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jim Schetakis
Title:		Compliance Officer
Phone:		(416) 862-2020

Signature, place, and Date of Signing:

	"Jim Schetakis"		Toronto, ON Canada	March 31, 2010
	[Signature]		[City, State]			[Date]

Report Type	(Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.
[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:				None

Form 13F Information Table Entry Total:		6,051,877

Form 13F Information Table Value Total:		$211,804,716



List of Other Included Managers:

	NONE


FORM 13F

















                     (SEC USE ONLY)

Name of Reporting Manager: Gyrus Investment Management Inc.


















Item 1
Item 2
Item 3
Item 4
Item 5
Item 6


Item 7
Item 8


Name of Issuer



Shares of
Investment Discretion

Mgrs
Voting Authority (Shares)

Title of
Cusip
Fair Market
Principal
A) Sole
B) Shared -
C) Shared
See
A) Sole
B) Shared
C) None

Class
Number
Value $
Amount

As
Defined
Other
Instr. V









in Instr.V





Apache Corp.
COM
037411105
1,557,112
15,341
15,341
N/A
N/A

N/A
15,341
N/A
Baker Hughes Inc.
COM
057224107
1,957,584
41,793
41,793
N/A
N/A

N/A
41,793
N/A
ChevronTexaco Corp.
COM
166764100
3,507,289
46,252
46,252
N/A
N/A

N/A
46,252
N/A
ConocoPhillips
COM
20825C104
2,347,270
45,872
45,872
N/A
N/A

N/A
45,872
N/A
Exxon Mobil Corp.
COM
30231G102
7,117,362
106,261
106,261
N/A
N/A

N/A
106,261
N/A
Halliburton Co.
COM
406216101
1,747,209
57,989
57,989
N/A
N/A

N/A
57,989
N/A
Marathon Oil Company
COM
565849106
1,333,183
42,136
42,136
N/A
N/A

N/A
42,136
N/A
Schlumberger Ltd.
COM
806857108
2,591,262
40,833
40,833
N/A
N/A

N/A
40,833
N/A
Valero Energy
COM
91913Y100
1,009,980
51,268
51,268
N/A
N/A

N/A
51,268
N/A
Alcoa Inc.
COM
013817101
1,751,207
122,978
122,978
N/A
N/A

N/A
122,978
N/A
Du Pont (EI) De Nemours
COM
263534109
1,838,278
49,363
49,363
N/A
N/A

N/A
49,363
N/A
Freeport-Mcmoran Copper &
Gold
COM
35671D857
2,294,259
27,463
27,463
N/A
N/A

N/A
27,463
N/A
3M Company
COM
88579Y101
2,142,401
25,636
25,636
N/A
N/A

N/A
25,636
N/A
Boeing Company
COM
097023105
1,541,075
21,224
21,224
N/A
N/A

N/A
21,224
N/A
Caterpillar Inc.
COM
149123101
1,477,289
23,505
23,505
N/A
N/A

N/A
23,505
N/A
Deere & Co.
COM
244199105
1,894,633
31,864
31,864
N/A
N/A

N/A
31,864
N/A
General Electric
COM
369604103
5,851,027
321,485
321,485
N/A
N/A

N/A
321,485
N/A
Honeywell International
COM
438516106
2,100,528
46,400
46,400
N/A
N/A

N/A
46,400
N/A
Lockheed Martin Inc.
COM
539830109
1,362,311
16,370
16,370
N/A
N/A

N/A
16,370
N/A
Raytheon Company
COM NEW
755111507
1,674,416
29,314
29,314
N/A
N/A

N/A
29,314
N/A
United Technologies Corp.
COM
913017109
2,693,684
36,594
36,594
N/A
N/A

N/A
36,594
N/A
United Parcel Service Class B
CL B
911312106
2,988,624
46,400
46,400
N/A
N/A

N/A
46,400
N/A
Ford Motor Co.
COM PAR $0.01
345370860
1,461,263
116,250
116,250
N/A
N/A

N/A
116,250
N/A
D R Horton Inc
COM
23331A109
1,371,157
108,822
108,822
N/A
N/A

N/A
108,822
N/A
McDonald's Corp.
COM
580135101
2,963,502
44,417
44,417
N/A
N/A

N/A
44,417
N/A
Time Warner Cable Inc
COM
88732J207
1,544,657
28,975
28,975
N/A
N/A

N/A
28,975
N/A
Viacom Inc. Class B
CL B
92553P201
1,994,315
58,008
58,008
N/A
N/A

N/A
58,008
N/A
Walt Disney Co.
COM DISNEY
254687106
3,019,575
86,496
86,496
N/A
N/A

N/A
86,496
N/A
Home Depot
COM
437076102
2,428,256
75,062
75,062
N/A
N/A

N/A
75,062
N/A
J C Penney Co.
COM
708160106
1,307,711
40,650
40,650
N/A
N/A

N/A
40,650
N/A
Kohls Corp.
COM
500255104
2,000,840
36,525
36,525
N/A
N/A

N/A
36,525
N/A
Target Corp.
COM
87612E106
2,090,692
39,747
39,747
N/A
N/A

N/A
39,747
N/A
Costco Wholesale Inc.
COM
22160K105
1,258,448
21,076
21,076
N/A
N/A

N/A
21,076
N/A
Wal-Mart Stores
COM
931142103
3,978,347
71,553
71,553
N/A
N/A

N/A
71,553
N/A
Altria Group Inc.
COM
02209S103
2,424,356
118,146
118,146
N/A
N/A

N/A
118,146
N/A
Coca Cola Co.
COM
191216100
3,864,355
70,261
70,261
N/A
N/A

N/A
70,261
N/A
Heinz (H.J.) Co.
COM
423074103
1,321,550
28,975
28,975
N/A
N/A

N/A
28,975
N/A
Kellogg Company
COM
487836108
1,327,361
24,843
24,843
N/A
N/A

N/A
24,843
N/A
PepsiCo Inc.
COM
713448108
3,722,162
56,260
56,260
N/A
N/A

N/A
56,260
N/A
Colgate Palmolive Co.
COM
194162103
1,694,628
19,876
19,876
N/A
N/A

N/A
19,876
N/A
Procter & Gamble
COM
742718109
4,166,962
65,860
65,860
N/A
N/A

N/A
65,860
N/A
Medtronic Inc.
COM
585055106
1,996,630
44,340
44,340
N/A
N/A

N/A
44,340
N/A
United Health Group Inc.
COM
91324P102
1,707,824
52,275
52,275
N/A
N/A

N/A
52,275
N/A
Zimmer Holdings Inc.
COM
98956P102
1,377,880
23,275
23,275
N/A
N/A

N/A
23,275
N/A
Abbott Labs
COM
002824100
2,477,382
47,027
47,027
N/A
N/A

N/A
47,027
N/A
Allergan Inc.
COM
018490102
1,566,504
23,982
23,982
N/A
N/A

N/A
23,982
N/A
Amgen Inc.
COM
031162100
2,856,103
47,729
47,729
N/A
N/A

N/A
47,729
N/A
Bristol-Myers Squibb
COM
110122108
2,270,515
85,038
85,038
N/A
N/A

N/A
85,038
N/A
Eli Lilly & Co.
COM
532457108
1,050,380
29,000
29,000
N/A
N/A

N/A
29,000
N/A
Genzyme General
COM
372917104
1,021,103
19,701
19,701
N/A
N/A

N/A
19,701
N/A
Gilead Sciences Inc.
COM
375558103
1,445,946
31,800
31,800
N/A
N/A

N/A
31,800
N/A
Johnson & Johnson
COM
478160104
4,307,112
66,060
66,060
N/A
N/A

N/A
66,060
N/A
Pfizer Inc.
COM
717081103
4,703,482
274,256
274,256
N/A
N/A

N/A
274,256
N/A
Vertex Pharmaceuticals Inc
COM
92532F100
472,375
11,558
11,558
N/A
N/A

N/A
11,558
N/A
US Bancorp Inc.
COM NEW
902973304
1,592,526
61,535
61,535
N/A
N/A

N/A
61,535
N/A
Wells Fargo & Company
COM
949746101
4,420,689
142,053
142,053
N/A
N/A

N/A
142,053
N/A
AllianceBernstein Holding LP
UNIT LTD PARTN
01881G106
1,162,627
37,920
37,920
N/A
N/A

N/A
37,920
N/A
American Express Co.
COM
025816109
2,362,960
57,270
57,270
N/A
N/A

N/A
57,270
N/A
Bank of America Corp.
COM
060505104
4,575,401
256,325
256,325
N/A
N/A

N/A
256,325
N/A
Bank of New York Mellon Corp.
COM
064058100
2,179,356
70,575
70,575
N/A
N/A

N/A
70,575
N/A
Citigroup Inc.
COM
172967101
1,177,639
290,775
290,775
N/A
N/A

N/A
290,775
N/A
Franklin Resources
COM
354613101
2,008,843
18,114
18,114
N/A
N/A

N/A
18,114
N/A
Goldman Sachs Group Inc.
COM
38141G104
2,964,696
17,375
17,375
N/A
N/A

N/A
17,375
N/A
JP Morgan Chase & Company
COM
46625H100
5,156,453
115,228
115,228
N/A
N/A

N/A
115,228
N/A
Morgan Stanley
COM NEW
617446448
2,284,591
77,999
77,999
N/A
N/A

N/A
77,999
N/A
MetLife Inc.
COM
59156R108
1,873,372
43,225
43,225
N/A
N/A

N/A
43,225
N/A
Prudential Financial Inc.
COM
744320102
1,972,361
32,601
32,601
N/A
N/A

N/A
32,601
N/A
Unum Group
COM
91529Y106
1,172,711
47,344
47,344
N/A
N/A

N/A
47,344
N/A
Adobe Systems Inc.
COM
00724F101
1,885,716
53,314
53,314
N/A
N/A

N/A
53,314
N/A
International Business Machines
COM
459200101
4,878,245
38,037
38,037
N/A
N/A

N/A
38,037
N/A
Microsoft Corp.
COM
594918104
6,795,104
231,994
231,994
N/A
N/A

N/A
231,994
N/A
Oracle Corp.
COM
68389X105
3,756,488
146,110
146,110
N/A
N/A

N/A
146,110
N/A
Apple Computer Inc.
COM
037833100
5,681,360
24,176
24,176
N/A
N/A

N/A
24,176
N/A
Brocade Communications
Systems
COM NEW
111621306
909,843
159,342
159,342
N/A
N/A

N/A
159,342
N/A
Cisco Systems
COM
17275R102
4,545,567
174,628
174,628
N/A
N/A

N/A
174,628
N/A
EMC Corp.
COM
268648102
2,317,509
128,465
128,465
N/A
N/A

N/A
128,465
N/A
Hewlett-Packard
COM
428236103
3,660,547
68,872
68,872
N/A
N/A

N/A
68,872
N/A
Qualcomm Inc.
COM
747525103
2,361,299
56,275
56,275
N/A
N/A

N/A
56,275
N/A
Intel Corp.
COM
458140100
3,722,653
167,010
167,010
N/A
N/A

N/A
167,010
N/A
AT&T Inc.
COM
00206R102
3,748,867
145,080
145,080
N/A
N/A

N/A
145,080
N/A
Verizon Communications
COM
92343V104
2,408,827
77,654
77,654
N/A
N/A

N/A
77,654
N/A
Dominion Resources Inc.
COM
25746U109
1,251,306
30,438
30,438
N/A
N/A

N/A
30,438
N/A
Duke Energy Corp.
COM
26441C105
994,247
60,922
60,922
N/A
N/A

N/A
60,922
N/A
Edison International
COM
281020107
1,055,409
30,887
30,887
N/A
N/A

N/A
30,887
N/A
FPL Group Inc.
COM
302571104
874,096
18,086
18,086
N/A
N/A

N/A
18,086
N/A
PG&E Corp.
COM
69331C108
717,619
16,917
16,917
N/A
N/A

N/A
16,917
N/A
Southern Co.
COM
842587107
1,364,435
41,147
41,147
N/A
N/A

N/A
41,147
N/A



211,804,716
6,051,877
6,051,877




6,051,877